LONG-TERM LOANS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Interest Payable	$ 731	$ 553	$ 269
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 173	$ 204
Debt, Weighted Average Interest Rate	2.63%
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.78%	2.78%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.44%	2.44%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 883	$ 964
Debt, Weighted Average Interest Rate	2.52%
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	3.27%	4.05%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.08%	2.08%
HOLIUs Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	3.02%
Long term debt maturity date	Apr. 22, 2022